DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	CANADIAN NATURAL RESOURCES LTD
Entity Central Index Key	0001017413
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	1,222,769,000